Consolidated statements of cash flows - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Operating activities
Net loss	$ (14,060,620)	$ (20,877,186)	$ (13,111,785)
Depreciation	1,022,437	1,060,897	955,513
Accretion on long-term debt and lease liability	161,930	166,719	157,270
Share-based compensation - options and warrants	395,988	1,136,182	2,699,481
Shares issued for services	1,262,934	1,670,415	596,608
Net loss on debentures		2,435,000	330,000
Goodwill impairment loss [note 5]	8,704,182
Transaction costs - Preferred Shares [note 17]	1,535,627
Loss on disposal of property and equipment	199,224	173,375
Interest income received			85,000
Income tax expense	(255,463)	(280,875)	258,343
Income tax paid	(9,219)	(14,040)	(373,196)
Income tax recovered	8,802
Gain on derivative liabilities	(12,081,094)	(1,770,689)
Loss on securities exchange	1,715,543
Loss on warrant re-pricing	887,827
Gain on deconsolidation of subsidiary [note 30]	(175,589)
Gain on lease termination	(168,030)	(50,329)	(5,652)
Effect of exchange rate fluctuation	(42,279)	49,670	17,398
Operating activities before working capital items	(10,897,800)	(16,300,861)	(8,391,020)
Net change in non-cash working capital items
Trade and other receivables	253,232	(78,288)	(152,808)
Provision for onerous contracts		91,667
Inventories	(3,778,018)	(351,778)	(117,692)
Grants and investment tax credits receivable		681,663	(573,361)
Other financial assets	25,101	4,121	(85,597)
Prepaid expenses	(215,317)	498,710	(1,927,459)
Trade and other payables	3,075,003	724,569	182,277
Contract liabilities	(59,256)	786,413	130,605
Other financial liabilities	(45,149)	(64,139)	(61,764)
Cash used in operating activities	(11,642,204)	(14,007,923)	(10,996,819)
Investing activities
Proceeds from sale of subsidiary [note 30]	1,089,302
Additions to property and equipment	(536,946)	(938,802)	(1,175,931)
Proceeds from the disposal of property and equipment	126,568	401,782	243,630
Additions to intangible assets	(63,316)		(32,202)
Cash provided by (used in) investing activities	615,608	(537,020)	(964,503)
Financing activities
Increase (Decrease) in credit facility	(155,000)	155,000
Addition in long-term debts	527,000	258,000	282,424
Repayment of long-term debt	(419,449)	(207,607)	(135,230)
Advances from related parties	101,883		176,771
Issuance of Convertible Preferred Shares and Warrants [note 17]	6,545,298
Issuance of Voting Common Shares and Warrants - net of transaction costs [note 19]	1,781,194	12,437,523
Shares issued upon options conversion		163,461	10,001
Repayment of lease liabilities	(650,461)	(726,893)	(695,749)
Cash provided by (used in) financing activities	7,730,465	12,079,484	(361,783)
Net decrease in cash during the year	(3,296,131)	(2,465,459)	(12,323,105)
Cash, beginning of year	3,359,257	5,824,716	18,147,821
Cash, end of year	$ 63,126	$ 3,359,257	$ 5,824,716